Deferred income tax assets and liabilities, net (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Deferred tax assets / (liabilities), net
Deferred tax assets / (liabilities), net, at beginning of period	€ (2,308)	€ (1,130)	€ (5,192)
Recognized through equity / other comprehensive income	(1,249)		(2,318)
Recognized through profit or loss	(3,488)	1,178	(1,744)
Deferred tax assets / (liabilities), net, at end of period	€ 2,429	€ (2,308)	€ (1,130)